Related party transactions	12 Months Ended
Mar. 31, 2016
Related party transactions

15. Related party transactions:

DOCOMO is majority-owned by NTT, which is a holding company for more than 1,000 companies comprising the NTT group.

DOCOMO has entered into a number of different types of transactions with NTT, its subsidiaries and affiliates in the ordinary course of business. DOCOMO’s transactions with NTT group companies include purchases of wireline telecommunications services (i.e. for DOCOMO’s offices and operations facilities) based on actual usage, leasing of various telecommunications facilities and sales of DOCOMO’s various wireless telecommunications services. During the fiscal years ended March 31, 2014, 2015 and 2016, DOCOMO purchased capital equipment from NTT group companies in the amount of ¥75,768 million, ¥59,925 million and ¥59,049 million, respectively.

NTT DOCOMO, INC. repurchased its common stock from NTT during the fiscal years ended March 31, 2015 and 2016. Information regarding the acquisition of treasury stock is disclosed in Note 12 “Equity.”

NTT and its subsidiaries collectively own 100% of the voting interests in NTT FINANCE CORPORATION (“NTT FINANCE”), of which DOCOMO owns 2.92% as of March 31, 2016. Accordingly, NTT FINANCE is a related party of DOCOMO. DOCOMO has carried out the following transactions with NTT FINANCE.

DOCOMO has entered into contracts for bailments of cash for consumption with NTT FINANCE for cash management purposes. Under the terms of the contracts, excess cash generated at DOCOMO is bailed to NTT FINANCE and NTT FINANCE manages the funds on behalf of DOCOMO. DOCOMO can withdraw the funds upon its demand and receives relevant interest from NTT FINANCE. The funds are accounted for as “Cash and cash equivalents,” “Short-term investments,” or “Other assets” depending on the initial contract periods.

The balance of bailments was ¥251,930 million as of March 31, 2015. The assets related to the contracts were recorded as “Cash and cash equivalents” of ¥11,930 million and “Short-term investments” of ¥240,000 million in the consolidated balance sheet as of March 31, 2015. The contracts had remaining terms to maturity ranging less than 1 year with an average interest rate of 0.1% per annum as of March 31, 2015.

The balance of bailments was ¥206,321 million as of March 31, 2016. The assets related to the contracts were recorded as “Cash and cash equivalents” in the consolidated balance sheet as of March 31, 2016. The contracts had remaining terms to maturity ranging less than 3 months with an average interest rate of 0.04% per annum as of March 31, 2016.

The average balances of the contracts for bailments that expired during the fiscal years ended March 31, 2014, 2015 and 2016 were ¥99,206 million, ¥111,077 million and ¥323,467 million, respectively. The amount of interest derived from the contracts was recorded as “Interest income” of ¥796 million, ¥589 million and ¥388 million in the consolidated statements of income for the fiscal years ended March 31, 2014, 2015 and 2016, respectively.

In May, 2012, DOCOMO and NTT FINANCE entered into a basic contract regarding the transfer of DOCOMO’s “receivables for telecommunications services” for the convenience of DOCOMO’s customers. In June, 2012, DOCOMO and NTT FINANCE entered into an individual contract regarding the transfers of receivables.

Under the contracts, “receivables for telecommunications services” which DOCOMO decides to sell are reclassified to receivables held for sale and are sold to NTT FINANCE at fair value on a monthly basis. By the end of the month following the month of sale, the entire amount sold is paid to DOCOMO by NTT FINANCE. DOCOMO has no further involvement with the receivables sold.

For the fiscal year ended March 31, 2014, the amount of “receivables for telecommunications services” that DOCOMO sold to NTT FINANCE was ¥3,717,135 million and the aggregated amount of losses on sales of receivables and adjustments to recognize the receivables held for sale at the lower of cost or fair value was ¥64,789 million and was included in “Selling, general and administrative” expenses in the consolidated statement of income. The amount DOCOMO has not collected from NTT FINANCE, as of March 31, 2014, was ¥248,732 million and was included in “Other receivables” in its consolidated balance sheet.

For the fiscal year ended March 31, 2015, the amount of “receivables for telecommunications services” that DOCOMO sold to NTT FINANCE was ¥3,862,878 million and the aggregated amount of losses on sales of receivables and adjustments to recognize the receivables held for sale at the lower of cost or fair value was ¥67,327 million and was included in “Selling, general and administrative” expenses in the consolidated statement of income. The amount DOCOMO has not collected from NTT FINANCE, as of March 31, 2015, was ¥259,218 million and was included in “Other receivables” in its consolidated balance sheet.

For the fiscal year ended March 31, 2016, the amount of “receivables for telecommunications services” that DOCOMO sold to NTT FINANCE was ¥4,163,618 million and the aggregated amount of losses on sales of receivables and adjustments to recognize the receivables held for sale at the lower of cost or fair value was ¥62,305 million and was included in “Selling, general and administrative” expenses in the consolidated statement of income. The amount DOCOMO has not collected from NTT FINANCE, as of March 31, 2016, was ¥283,274 million and was included in “Other receivables” in its consolidated balance sheet.

DOCOMO has an agreement with Sumitomo Mitsui Card, Sumitomo Mitsui Financial Group, Inc. and Sumitomo Mitsui Banking Corporation to jointly promote credit transaction services, as described in Note 6 “Investments in affiliates.”

Under the agreement described above, DOCOMO paid Sumitomo Mitsui Card for consideration of which Sumitomo Mitsui Card paid in advance on behalf of NTT DOCOMO, INC. related to credit card transactions. The amounts of payables related to the transactions as of March 31, 2015 and 2016 were ¥65,620 million and ¥80,169 million, respectively, which were included in “Accounts payable, trade” in its consolidated balance sheets.

The amounts DOCOMO received from Sumitomo Mitsui Card as commissions of the credit card transactions for the fiscal years ended March 31, 2014, 2015 and 2016 were ¥20,532 million, ¥21,655 million and ¥23,777 million, respectively, which were included in “Other operating revenues” in the consolidated statements of income. The amounts of receivables related to the transactions as of March 31, 2015 and 2016 were ¥957 million and ¥1,156 million, respectively, which were included in “Other receivables” in its consolidated balance sheets.